Cash and Bank Balances	6 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
12	CASH AND BANK BALANCES

	As of December 31, 2023	As of June 30, 2024
	RM	RM	USD
Cash and bank balances	4,637,260	5,872,715	1,244,958
Cash at share trading accounts	19	-	-
Total	4,637,279	5,872,715	1,244,958

Cash at share trading accounts are readily convertible to a known amount of cash which are subject to an insignificant risk of changes in value.

The above balances that are not denominated in the functional currency are as follows:

	December 31, 2023	June 30, 2024
	RM	RM
Singapore dollar	15,101	21,020
United States dollar	1,379,856	666,228